LEASES (Tables)	12 Months Ended
Jun. 30, 2025
LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Rights of use lease assets, net	¥23,547,193	¥18,975,692	$2,648,904

Operating lease liabilities – current	¥3,741,247	¥1,761,231	$245,858
Operating lease liabilities – non-current	3,971,285	1,081,827	151,017
Total operating lease liabilities	¥7,712,532	¥2,843,058	$396,875

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

	June 30,	June 30,
	2024	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	34.08	39.86
Weighted average discount rate	5.0%	3.0%

Schedule of maturities of lease liabilities

Twelve months ending June 30,	RMB	US Dollars
2026	¥1,820,285	$254,100
2027	1,095,214	152,886
Total lease payments	2,915,499	406,986
Less: imputed interest	(72,441)	(10,111)
Present value of lease liabilities	2,843,058	396,875
Less: operating lease liabilities – current	1,761,231	245,858
Operating lease liabilities – non-current	¥1,081,827	$151,017